IOWA SCHOOLS JOINT
                                INVESTMENT TRUST


                            INTERIM FINANCIAL REPORT
                                DECEMBER 31, 1996



                                SPONSORED BY THE
                       IOWA ASSOCIATION OF SCHOOL BOARDS

TRUSTEES' REPORT
----------------
To Iowa Schools Joint Investment Trust Participants:

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 1996. During 1996, market rates for short-term securities were relatively constant by historical standards. ISJIT maintained a consistent focus upon its three complementary, prioritized investment objectives; protecting invested participant funds, maintaining the necessary degree of liquidity to meet participant operating needs and providing participants with an excellent market rate of return.

Included in this report is a summary of liquid rates for the calendar year 1996 and each preceding calendar year. Rates earned by ISJIT participants were reflective of the general trend in interest rates throughout the year.

Participation in ISJIT's investment programs continues to grow and serve additional participants. As of December 31, 1996, a total of 257 school corporations and eligible 28E organizations were program participants. During the period, total assets invested within the liquid funds ranged from a low of $106,142,507 to a high of $277,747,522. When fixed term securities are included, the respective figures range from a low of $212,010,566 to a high of $369,677,784. Total funds invested in all ISJIT investment alternatives throughout 1996 exceeded total funds invested in all previous operating periods.

The Board of Trustees is very pleased with the success of the ISJIT cash management program.

The Board also welcomes any comments and suggestions from participants that might enable ISJIT to be more responsive to the cash management needs of Iowa school corporations.

Respectfully,




Carolyn Jons, Chair
Board of Trustees

MANAGEMENT DISCUSSION
---------------------

During the first six-months of the fiscal year, the pace of economic growth was moderate, inflation was mild, and the Federal Reserve kept short-term unchanged. The rate on the ISJIT diversified fund was also stable during the time period.

Most measures of inflation remain quite good. Core consumer prices rose at an annual rate of 2.6 percent in 1996, down from 3.0 percent in 1995. The GDP deflator index, the broadest measure of U.S inflation, has risen only 1.4 percent over the last year.

Wage inflation, however, has begun to rise as the unemployment has dropped to near 5 percent. Average hourly earnings have risen at a 3.8 percent annual rate in 1996. The concern that wage inflation may eventually lead to higher consumer prices may cause the Federal Reserve to raise short-term interest rates slightly in the next six months. With this thought in mind the average maturity of the portfolio was reduced to 44 days as of December 31, 1996.

The ISJIT program emphasizes three key elements: safety, liquidity, and competitive rates in that order. The safety and security of participant moneys is our first priority. The second priority is to assure daily liquidity. Only after the first two elements are satisfied, do we examine the rates of different investments. ISJIT continues to provide a competitive rate. Over the last six-months, the yield of the diversified portfolio was 0.19 percent greater than the Donoghue Index of national money market funds.

We appreciate your support of ISJIT over the fist six-months of the fiscal year and look forward to serving you in 1997.


Sincerely,



Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1996
(SHOWING PERCENTAGE OF NET ASSETS)

                                                                   YIELD AT
                                                                    TIME OF                    AMORTIZED
   PAR VALUE                     DESCRIPTION                       PURCHASE     DUE DATE         COST
----------------------------------------------------------------------------------------------------------
DISCOUNTED GOVERNMENT SECURITIES -- 21.29%
$    1,500,000    Federal National Mortgage. Assoc.-Disc. Note       5.54%      01/03/97     $   1,499,547
     3,750,000    Federal Farm Credit Bank-Disc. Note                5.35%      01/29/97         3,734,804
     5,000,000    Federal Home Loan Mortgage Corp.-Disc. Note        5.35%      02/04/97         4,975,397
     2,000,000    Federal Home Loan Morgage Corp.-Disc. Note         5.46%      02/04/97         1,989,932
     4,000,000    Federal National Mortgage Assoc.-Disc. Note        5.36%      02/06/97         3,979,160
     2,316,000    Federal Home Loan Mortgage Corp.-Disc. Note        5.36%      02/07/97         2,303,575
     1,000,000    Federal Home Loan Mortgage Corp.-Disc. Note        5.37%      02/11/97           994,055
     5,000,000    Federal National Mortgage Assoc.-Disc. Note        5.38%      02/27/97         4,958,596
     5,000,000    Federal National Mortgage Assoc.-Disc. Note        5.36%      03/17/97         4,945,729
     2,500,000    Federal Home Loan Bank-Disc. Note                  5.43%      06/12/97         2,441,275
     2,560,000    Student Loan Mortgage Corp.-Disc. Note             5.45%      06/16/97         2,498,145
                                                                                             -------------
                  TOTAL (cost-- $34,320,215)                                                 $  34,320,215
                                                                                             -------------

COUPON SECURITIES -- 45.34%
$    2,600,000    Federal National Mtge. Assoc., 6.25%               5.51%      01/02/97     $   2,600,049
     4,875,000    Federal Farm Credit Bank, 5.56%                    5.84%      01/02/97         4,874,946
     1,100,000    Federal Home Loan Mortgage Corp., 7.73%            5.52%      01/06/97         1,100,318
       225,000    Federal National Mtge. Assoc., 7.60%               5.51%      01/10/97           225,105
       915,000    Federal National Mtge. Assoc., 7.60%               5.75%      01/10/97           915,400
     1,020,000    Federal Home Loan Mortgage Corp., 7.91%            5.52%      01/13/97         1,020,765
     5,000,000    Tennessee Valley Authority, 6.00%                  5.36%      01/15/97         5,000,998
     1,575,000    Tennessee Valley Authority, 6.00%                  5.46%      01/15/97         1,575,244
     1,000,000    Federal National Mtge. Assoc., 7.86%               5.41%      01/17/97         1,000,999
       500,000    Federal Home Loan Mortgage Corp., 4.82%            5.53%      01/20/97           499.802
     2,500,000    Federal Home Loan Bank, Variable Rate              5.35%      01/27/97         2,500,758
     1,000,000    Federal Home Loan Bank, 4.57%                      5.44%      02/03/97           999,164
       500,000    Federal Home Loan Mortgage Corp., 5.25%            5.50%      02/14/97           499,821
     2,000,000    Federal Home Loan Mortgage Corp., 5.25%            5.56%      02/14/97         1,999,035
     5,000,000    Federal Home Loan Bank, 4..75%                     5.51%      02/24/97         4,992,972
     5,000,000    U.S. Treasury Notes, 6.875%                        5.55%      02/28/97         5,010,052
     1,000,000    Federal Farm Credit Bank, 9.00%                    5.41%      03/07/97         1,006,389
     3,000,000    Federal National Mtge. Assoc., 5.05%               5.30%      03/14/97         2,998,137
       500,000    Federal Home Loan Bank, 6.94%                      5.66%      03/14/97           501,205
     2,000,000    Federal Home Loan Bank, 6.955%                     5.68%      03/17/97         2,005,000
     2,500,000    Federal Home Loan Bank, 5.40%                      5.84%      03/20/97         2,497,653
     2,500,000    U.S. Treasury Notes, 6.625%                        5.58%      03/31/97         2,506,112
     2,500,000    U.S. Treasury Notes, 6.875%                        5.60%      03/31/97         2,507,436
     1,000,000    Federal Home Loan Bank, 6.52%                      5.81%      04/24/97         1,002,090
     2,000,000    U.S. Treasury Notes, 6.50%                         5.74%      04/30/97         2,004,777
     2,000,000    Federal National Mtge. Assoc., 5.765%              6.03%      06/20/97         1,997,627
     1,950,000    Federal National Mtge. Assoc., 5.765%              5.37%      06/20/97         1,953,449
     1,300,000    Federal National Mtge. Assoc., 5.765%              5.45%      06/20/97         1,301,865
     1,000,000    Federal Home Loan Mtge. Corp., 5.57%               5.56%      08/20/97         1,000,000
     5,000,000    Fed. Nat'l Mtge. Assoc. Variable Rate              5.35%      08/22/97         4,998,831
     2,500,000    Fed. Farm Credit Bank, Variable Rate               5.34%      10/01/97         2,499,607
     2,500,000    Federal Home Loan Bank, Variable Rate              5.34%      10/02/97         2,498,537
     5,000,000    Fed. Nat'l Mtge. Assoc. Variable Rate              5.47%      12/03/97         4,996,863
                                                                                             -------------
                  TOTAL (cost-- $73,091,006)                                                 $  73,091,006
                                                                                             -------------

CERTIFICATES OF DEPOSIT -- 9.28%
$      500,000    Union State Bank, Monona                           5.85%      01/08/97     $     500,000
       250,000    Citizens Bank, Sac City                            5.80%      01/08/97           250,000
     1,000,000    First State Bank, Conrad                           5.35%      01/09/97         1,000,000
       250,000    Citizens Bank, Sac City                            5.75%      01/10/97           250,000
       500,000    Citizens Bank, Sac City                            5.85%      01/13/97           500,000
       400,000    Exchange Bank, Collins                             5.85%      01/13/97           400,000
     2,500,000    Mercantile Bank of Western Iowa, Des Moines        5.55%      01/27/97         2,500,000
       500,000    Peoples Bank & Trust, Rock Valley                  5.55%      01/28/97           500,000
       500,000    Heritage Bank, Holstein                            5.75%      02/12/97           500,000
       250,000    Ft. Madison Bank & Tr, Ft. Madison                 5.80%      02/18/97           250,000
     2,500,000    Firstar Bank, Des Moines                           5.25%      02/21/97         2,500,000
       500,000    Union State Bank, Winterset                        5.25%      02/21/97           500,000
     1,000,000    Firstar Bank, Des Moines                           5.50%      03/06/97         1,000,000
       500,000    Peoples State Bank, Elkader                        5.90%      03/24/97           500,000
       300,000    First State Bank, Ida Grove                        5.65%      06/04/97           300,000
     1,000,000    Mercantile Bank of Eastern Iowa, Cedar Rapids      5.65%      06/09/97         1,000,000
       500,000    Peoples State Bank, Elma                           5.75%      06/23/97           500,000
       500,000    Peoples Savings Bank, Elma                         5.75%      06/25/97           500,000
       300,000    Miles Savings Bank, Miles                          6.00%      08/08/97           300,000
       250,000    Ft. Madison Bank & Tr, Ft. Madison                 6.05%      08/21/97           250,000
       675,000    Mercantile Bank of Eastern Iowa, Mt. Pleasant      5.80%      11/21/97           675,000
       300,000    Miles Savings Bank, Miles                          5.80%      12/12/97           300,000
                                                                                             -------------
                  TOTAL (cost-- $14,975,000)                                                 $  14,975,000
                                                                                             -------------

REPURCHASE AGREEMENTS (collateralized by U.S. government securities) -- 23.52%
$   18,958,000    J.P. Morgan, Repurchase Agreement                  6.25%      01/02/97     $  18,958,000
    18,959,000    Smith Barney, Repurchase Agreement                 6.35%      01/02/97        18,959,000
                                                                                             -------------
                  TOTAL (cost-- $37,917,000)                                                 $  37,917,000
                                                                                             -------------

TOTAL INVESTMENTS-- 99.43% (cost-- $160,303,221)                                             $ 160,303,221

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- 0.57%                                        $     914,128
         (Includes $33,889 payable to IMG and $661,089                                       -------------
         dividends payable to unitholders)

NET ASSETS-- 100%                                                                            $ 161,217,349
         Applicable to 161,217,349 outstanding units                                         =============


NET ASSET VALUE:                                                                             $        1.00
         Offering and redemption price per unit ($161,217,349                                =============
         divided by 161,217,349 units outstanding)


See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 1996
(SHOWING PERCENTAGE OF NET ASSETS)
----------------------------------

                                                                   YIELD AT
                                                                    TIME OF                    AMORTIZED
   PAR VALUE                     DESCRIPTION                       PURCHASE     DUE DATE         COST
----------------------------------------------------------------------------------------------------------
COUPON SECURITIES -- 31.22%
$    1,000,000  U. S. Treasury Note, 6.75%                          5.42%        02/28/97    $   1,002,027
     1,000,000  U. S. Treasury Note, 6.625%                         5.59%        03/31/97        1,002,408
     1,000,000  U. S. Treasury Note, 6.50%                          5.74%        04/30/97        1,002,388
     1,000,000  U. S. Treasury Note, 6.375%                         5.29%        06/30/97        1,005,181
     1,000,000  U. S. Treasury Note, 8.50%                          5.38%        07/15/97        1,016,199
     1,000,000  U. S. Treasury Note, 8.50%                          5.38%        07/15/97        1,016,231
     1,000,000  U. S. Treasury Note, 5.875%                         5.37%        07/31/97        1,002,783
     1,000,000  U. S. Treasury Note, 5.875%                         5.39%        07/31/97        1,002,652
                                                                                             -------------
                TOTAL (cost-- $8,049,869)                                                    $   8,049,869
                                                                                             -------------

REPURCHASE AGREEMENTS (collateralized by U.S. government securities) -- 68.51%
$   17,663,000  Smith Barney, Repurchase Agreement                  6.30%        01/02/97    $  17,663,000
                                                                                             -------------
                TOTAL (cost-- $17,663,000)                                                   $  17,663,000
                                                                                             -------------

TOTAL INVESTMENTS-- 99.73% (cost-- $25,712,869)                                              $  25,712,869

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES-- 0.27%                                        $      68,933
         (Includes $3,176 payable to IMG and $101,465                                        -------------
         dividends payable to unitholders)

NET ASSETS-- 100%                                                                            $  25,781,802
         Applicable to 25,781,802 outstanding units                                          =============

NET ASSET VALUE:                                                                             $        1.00
         Offering and redemption price per unit ($25,781,802                                 =============
         divided by 25,781,802 units outstanding)



See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
------------------------------------------


                                                             DIRECT GOVERNMENT
                                   DIVERSIFIED PORTFOLIO   OBLIGATION PORTFOLIO

INVESTMENT INCOME:
  Interest                            $   3,532,229           $     581,125
                                      -------------           -------------

EXPENSES:
  Investment advisory and
    program support fees                    160,323                  16,179
  Custody and administrative fees           145,641                  35,769
  Distribution fees                          64,856                  11,006
  Other fees and expenses                    19,457                   3,302
                                      -------------           -------------

Total Expenses                              390,277                  66,256
                                      -------------           -------------

NET INVESTMENT INCOME                 $   3,141,952           $     514,869
                                      =============           =============

















See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1996 AND 1995

                                                                                 DIRECT GOVERNMENT
                                         DIVERSIFIED PORTFOLIO                 OBLIGATION PORTFOLIO
                                       1996                1995               1996              1995
                                 ------------------------------------    --------------------------------
From Investment Activities:
     Net investment income
     distributed to unitholders  $      3,141,952    $      3,447,490    $      514,869   $       820,112
                                 ================    ================    ==============   ================

From Unit Transactions:
     (at constant net asset
       value of $1 per unit)
     Units sold                  $    496,532,346    $    427,404,925    $   17,759,495   $    14,066,301
     Units issued in reinvest-
       ment of dividends from
       net  investment income           3,141,952           3,447,490           514,869           820,112
     Units redeemed                  (510,011,213)       (428,953,726)      (15,214,369)      (10,567,440)
                                 -----------------   -----------------   ---------------   ---------------
     Net increase/(decrease)
       in net assets derived
       from unit transactions         (10,336,915)          1,898,689        (3,059,995)       (4,318,973)

     Net assets at
       beginning of period            171,554,264         164,119,282        22,721,807        30,481,921
                                 -----------------   -----------------   --------------   ----------------

     Net assets at end
       of six months             $    161,217,349    $    166,017,971    $   25,781,802   $    34,800,894
                                 =================   =================   ===============  ================








See Notes to Financial Statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A UNIT OF EACH PORTFOLIO
OUTSTANDING THROUGH EACH SIX MONTH PERIOD

                      1996         1995      1994       1993       1992      1991       1990       1989       1988
                   ---------------------------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST DIVERSIFIED PORTFOLIO
Net Asset Value,
   Beginning
   of Period       $  1.000    $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
Net Investment
   Income              .049        .053       .043       .027       .031       .073       .073       .080       .073
Dividends
   Distributed        (.049)      (.053)     (.043)     (.027)     (.031)     (.073)     (.073)     (.080)     (.073)
                   --------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Period   $  1.000    $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                   ==================================================================================================

Total Return           4.85%       5.31%      4.33%      2.68%      3.11%      7.26%      7.27%      8.05%      7.26%
Ratio of Expenses
   to Average
   Net Assets          0.60%       0.59%      0.59%      0.58%      0.58%      0.62%      0.66%      0.67%      0.67%
Ratio of Net
   Income to
   Average
   Net Assets          4.85%       5.31%      4.33%      2.68%      3.11%      7.26%      7.27%      8.05%      7.26%
Net Assets,
   End of Period
   (000 Omitted)   $161,217    $166,018   $128,985   $143,987   $143,378   $110,353   $103,212   $ 60,102   $ 58,366



SELECTED DATA FOR A UNIT OF EACH PORTFOLIO
OUTSTANDING THROUGH EACH SIX MONTH PERIOD

                         1996        1995         1994       1993         1992        1991         1990        1989
                      ------------------------------------------------------------------------------------------------
IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Net Asset Value,
   Beginning
   of Period          $  1.000     $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $   1.000    $  1.000
Net Investment
   Income                 .047         .052        .042        .025        .030        .049         .073        .080
Dividends
   Distributed           (.047)       (.052)      (.042)      (.025)      (.030)      (.049)       (.073)      (.080)
                      -----------------------------------------------------------------------------------------------

Net Asset Value,
   End of Period      $  1.000     $  1.000    $  1.000    $  1.000    $  1.000    $  1.000    $   1.000    $  1.000
                      ===============================================================================================

Total Return              4.68%        5.21%       4.23%       2.54%       2.98%       4.93%        7.28%       8.05%
Ratio of Expenses
   to Average
   Net Assets             0.60%        0.59%       0.59%       0.58%       0.58%       0.62%        0.65%       0.65%
Ratio of Net
   Income to
   Average
   Net Assets             4.68%        5.21%       4.23%       2.54%       2.98%       4.93%        7.28%       8.05%

Net Assets,
   End of Period
   (000 Omitted)      $ 25,781     $ 34,801    $ 27,743    $ 32,508    $ 28,713    $ 29,228    $  27,443    $ 18,688

IOWA SCHOOLS JOINT INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
-----------------------------


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION

     Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates three investment programs: 1) the Diversified Portfolio, 2) the Direct Government Obligation Portfolio, and 3) the Fixed Term Automated (FTA) Investment Program. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. The objective of the FTA Investment Program is to provide individual public agency ownership of investments in legally permissible individual securities which offer fixed rates of return and fixed maturities. Norwest Bank Iowa, N.A. serves as ISJIT's Administrator and Custodian, and Investors Management Group serves as the Investment Advisor.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS IN SECURITIES

     The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

     Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

     Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

     Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

     In connection with transactions in repurchase agreements, it is ISJIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults, and the value of the collateral declines, realization of the collateral by ISJIT may be delayed or limited. At June 30, 1996 the securities purchased under overnight agreements to resell were collateralized by government agency securities with market values of $38,675,340 and $18,023,450 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

     UNIT ISSUES, REDEMPTIONS, AND DISTRIBUTIONS

     ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Net investment income for each portfolio is declared daily and distributed monthly.

     INCOME TAXES

     ISJIT is exempt from federal and state income tax.

     FEES AND EXPENSES

     Under separate agreements with ISJIT, Investors Management Group (IMG), the Investment Advisor and Program Support Provider, and Norwest Bank, Iowa, N.A. (Norwest), the Custodian and Administrator are paid an annual fee for operating the investment programs. For each of the portfolios, IMG receives .150 percent of the average daily net asset value up to $150 million and .125 percent exceeding $150 million for investment advisor fees. In addition, IMG receives .10 percent of the average daily net asset value of the Diversified Portfolio for program support fees. For the period ended December 31, 1996, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $160,323 and $16,179, respectively to IMG for services provided. For each of the portfolios, Norwest receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $200 million, and .040 percent exceeding $200 million for custodial services. For the Diversified Portfolio, Norwest receives .175 percent of the average daily net asset value up to $150 million, .165 percent from $150 to $200 million, and .150 percent exceeding $200 million; for the Direct Government Obligation Portfolio, Norwest receives .275 percent of the average daily net asset value up to $150 million, .265 percent from $150 to $200 million, and .250 percent exceeding $200 million for administrative services. For the period ended December 31, 1996, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $145,641 and $35,769 respectively to Norwest for services provided. Under a distribution plan, the sponsoring association receives an annual fee of .10 percent of the daily net asset value of the portfolios. For the period ended December 31, 1996, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $64,856 and $11,006 respectively to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT. All fees are computed daily and paid monthly.

(2)  SECURITIES TRANSACTIONS

     Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $5,500,750,000 and $2,274,178,000 respectively for the six months ended December 31, 1995. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $5,526,875,649 and $2,264,254,000, respectively for the six months ended December 31, 1995.

BOARD OF TRUSTEES
-----------------


                         CAROLYN JONS, Chairperson, Ames
                       DON WILLIAMS, Chairperson, Villisca
                      GARY D. BENGSTEN, Treasurer, Carroll
                         GERALD COWELL, Trustee, Creston
                    RICHARD VANDE KIEFT, Trustee, Cedar Falls
                        DEAN BORG, Trustee, Mount Vernon



SERVICE PROVIDERS
-----------------


                               INVESTMENT ADVISOR:
                           Investors Management Group
                                2203 Grand Avenue
                            Des Moines, IA 50312-5338

                          CUSTODIAN AND ADMINISTRATOR:
                             Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                              Des Moines, IA 50304

                                 LEGAL COUNSEL:
                       Ahlers, Cooney, Dorweiler, Haynie,
                              Smith & Allbee, P.C.
                                100 Court Avenue
                              Des Moines, IA 50309

                              INDEPENDENT AUDITORS:
                              KPMG Peat Marwick LLP
                                2500 Ruan Center
                              Des Moines, IA 50309



                        FOR INVESTMENT INFORMATION . . .
                           c/o Norwest Bank Iowa, N.A.
                            666 Walnut, P.O. Box 837
                             Des Moines, Iowa 50304
                   Toll Free (800) 872-0140 or (515) 245-3245